Related Party Loan (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 1,659,000	$ 1,460,000
Less: debt discount		(94,675)
Notes payable - related party	1,659,000	1,365,325
May 26, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 1,000,000	1,000,000
Interest rate	13.00%
Maturity date	Nov. 26, 2017
Warrants quantity	1,000,000
Warrants exercise price	$ 0.40
September 12, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		100,000
Interest rate	12.00%
Maturity date	Nov. 22, 2017
Warrants quantity	17,500
Warrants exercise price	$ 0.20
September 20, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		10,000
Interest rate	10.00%
Maturity date	Mar. 20, 2017
Warrants quantity	235,000
Warrants exercise price	$ 0.40
October 13, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 50,000	50,000
Interest rate	12.00%
Maturity date	Nov. 22, 2017
Warrants quantity	50,000
Warrants exercise price	$ 0.40
October 24, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 15,000	15,000
Interest rate	9.00%
Maturity date	Jan. 01, 2018
Warrants quantity	30,000
Warrants exercise price	$ 0.30
October 31, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross		10,000
Interest rate	10.00%
Maturity date	Nov. 10, 2016
Warrants quantity	10,000
Warrants exercise price	$ 0.30
November 22, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 225,000	225,000
Interest rate	10.00%
Maturity date	Nov. 22, 2017
Warrants quantity	750,000
Warrants exercise price	$ 0.30
December 21, 2016 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 50,000	50,000
Interest rate	10.00%
Maturity date	Nov. 22, 2017
Warrants quantity	166,666
Warrants exercise price	$ 0.30
January 25, 2017 [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Maturity date	Jan. 01, 2018
Warrants quantity	50,000
Warrants exercise price	$ 0.30
March 2, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 10,000
Interest rate	10.00%
Maturity date	Jan. 21, 2018
Warrants quantity	10,000
Warrants exercise price	$ 0.30
April 12, 2017 [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%
Maturity date	Jan. 21, 2018
Warrants quantity	17,500
Warrants exercise price	$ 0.20
April 12, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 10,000
Interest rate	10.00%
Maturity date	Sep. 01, 2017
Warrants quantity	17,500
Warrants exercise price	$ 0.20
May 4, 2017 [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%
Maturity date	Sep. 01, 2017
Warrants quantity	10,500
Warrants exercise price	$ 0.30
May 11, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 20,000
Interest rate	10.00%
Maturity date	Sep. 30, 2017
Warrants quantity	20,000
Warrants exercise price	$ 0.20
June 26, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 30,000
Interest rate	10.00%
Maturity date	Jan. 21, 2018
Warrants quantity	22,500
Warrants exercise price	$ 0.20
July 6, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 25,000
Interest rate	10.00%
Maturity date	Jul. 21, 2017
Warrants quantity	18,750
Warrants exercise price	$ 0.20
July 6, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross
Interest rate	10.00%
Maturity date	Jul. 21, 2017
Warrants quantity	18,750
Warrants exercise price	$ 0.20
August 24, 2017 [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%
Maturity date	Nov. 01, 2017
September 8, 2017 [Member]
Related Party Transaction [Line Items]
Notes payable - related party, gross	$ 224,000
Maturity date	Sep. 24, 2017
Warrants quantity	1,650,000
Warrants exercise price	$ 0.20